UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number: __________

This Amendment (Check only one.):	[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	KAYNE ANDERSON CAPITAL ADVISORS, L.P.

Address:	1800 AVENUE OF THE STARS SECOND FLOOR LOS ANGELES, CA 90067

Form 13F File Number: 28-5066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard A. Kayne
Title:	President of the General Partner
Phone:	(310) 556-2721

Signature, Place, and Date of Signing:

Richard A. Kayne	Los Angeles, California	31 January 2002

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[   ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

KAYNE ANDERSON CAPITAL ADVISORS, L.P.
Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	27

Form 13F Information Table Value Total:	$85,180
(thousands)

List of Other Included Managers:

NONE

as of 12/31/01

KAYNE ANDERSON CAPITAL ADVISORS, L.P.

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8

	TITLE		VALUE	SHARES or		PUT/	INVESTMENT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	OF CLASS	CUSIP	(X 1000)	PRN AMT	SH/PRN	CALL	DISCRETION	MANAGERS	SOLE	SHARED	NONE

ACM Income Fund Inc	COM	000912105	$753	103,200	SH		Sole		103,200
Big Dog Hldgs Inc	COM	089128102	$235	75,334	SH		Sole		75,334
Cannondale Corp	COM	137798104	$798	356,383	SH		Sole		356,383
Center Tr Inc	COM	151845104	$59	14,000	SH		Sole		14,000
Comcast Corp	CL A SPL	200300200	$540	15,000	SH		Sole		15,000
Exxon Mobil Corp	COM	30231G102	$342	8,704	SH		Sole		8,704
Glacier Water Svcs Inc	COM	376395109	$8,552	1,068,943	SH		Sole		1,068,943
Glenborough Rlty Tr Inc	PFD CV SER A%	37803P204	$641	30,400	SH		Sole		30,400
Harken Energy Corp	COM NEW	412552309	$48	38,328	SH		Sole		38,328
Kaneb Services LLC	COM	484173109	$433	22,166	SH		Sole		22,166
Kinder Morgan Energy Partners	UT LTD PARTNER	494550106	$227	6,000	SH		Sole		6,000
Kinder Morgan Management LLC	SHS	49455U100	$379	10,000	SH		Sole		10,000
Liberty Ppty Tr	SH BEN INT	531172104	$552	22,000	SH		Sole		22,000
Lincoln Natl Conv Secs Fd Inc	COM	534183108	$238	16,600	SH		Sole		16,600
Meridian Resource Corp	COM	58977Q109	$4,054	1,016,139	SH		Sole		1,016,139
Mission Resources Corp	COM	605109107	$1,024	292,622	SH		Sole		292,622
PacificHealth Laboratories Inc	COM	695113100	$42	11,100	SH		Sole		11,100
Plains All Amern Pipeline L P	UNIT LTD PARTN	726503105	$3,818	146,900	SH		Sole		146,900
Plains Res Inc	COM PAR $0.10	726540503	$45,248	1,838,631	SH		Sole		1,838,631
Right Start Inc	COM NEW	766574206	$13,778	2,789,028	SH		Sole		2,789,028
Solectron Corp	COM	834182107	$1,146	40,000	SH		Sole		40,000
Sports Club Inc	COM	84917P100	$2,222	793,628	SH		Sole		793,628
Stamps Com Inc	COM	852857101	$51	14,300	SH		Sole		14,300

			$85,180